Contract liabilities	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Contract liabilities

Note 14—Contract Liabilities

At December 31, 2022, contract liabilities comprise unsatisfied performance obligations relating to delivery of commercial supply under one of the Company’s license agreements.

Revenue recognized from contract liabilities was €10.5 million, €0.4 million and €1.0 million for the years ended December 31, 2022, 2021 and 2020, respectively, and primarily related to delivery of clinical supply and research and development services under the Company’s license agreements.